Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2015
Vantagepoint 500 Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	500 Stock Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth by approximating the performance of the S&P 500® Index.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2014, the Fund’s portfolio turnover rate was 5.69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.69%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2016 and therefore is only reflected for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 90% of its net assets in stocks included in the S&P 500 Index, weighted to seek to replicate the investment characteristics of the S&P 500 Index and performance that correlates with that of the index.

The Fund follows an indexed or passively managed approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The S&P 500 Index is an unmanaged index that consists of 500 common stocks representing larger-capitalization companies traded in the U.S.

		While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

		Indexing Risk—The Fund employs an index or passively managed strategy that is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index or passively managed strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. In addition, performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (1) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (2) changes to the benchmark index and the timing of the rebalancing of the Fund; and (3) the timing of cash flows into and out of the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The bar chart shows performance of the Fund’s Class I Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds through April 30, 2016. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
15.96%	-22.02%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Vantagepoint 500 Stock Index Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.20%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.15%	[1]
1 year	rr_ExpenseExampleYear01	15
3 years	rr_ExpenseExampleYear03	59
5 years	rr_ExpenseExampleYear05	108
10 years	rr_ExpenseExampleYear10	250
1 year	rr_AverageAnnualReturnYear01	13.48%
5 years	rr_AverageAnnualReturnYear05	15.09%
10 years	rr_AverageAnnualReturnYear10	7.28%
Vantagepoint 500 Stock Index Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.40%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.40%	[1]
1 year	rr_ExpenseExampleYear01	41
3 years	rr_ExpenseExampleYear03	128
5 years	rr_ExpenseExampleYear05	224
10 years	rr_ExpenseExampleYear10	505
2005	rr_AnnualReturn2005	4.44%
2006	rr_AnnualReturn2006	15.27%
2007	rr_AnnualReturn2007	5.06%
2008	rr_AnnualReturn2008	(37.31%)
2009	rr_AnnualReturn2009	26.13%
2010	rr_AnnualReturn2010	14.56%
2011	rr_AnnualReturn2011	1.72%
2012	rr_AnnualReturn2012	15.62%
2013	rr_AnnualReturn2013	31.78%
2014	rr_AnnualReturn2014	13.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.02%)
1 year	rr_AverageAnnualReturnYear01	13.27%
5 years	rr_AverageAnnualReturnYear05	15.00%
10 years	rr_AverageAnnualReturnYear10	7.24%
Vantagepoint 500 Stock Index Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.20%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.20%	[1]
1 year	rr_ExpenseExampleYear01	20
3 years	rr_ExpenseExampleYear03	64
5 years	rr_ExpenseExampleYear05	113
10 years	rr_ExpenseExampleYear10	255
1 year	rr_AverageAnnualReturnYear01	13.42%
5 years	rr_AverageAnnualReturnYear05	15.23%
10 years	rr_AverageAnnualReturnYear10	7.45%
Vantagepoint 500 Stock Index Fund | Return after taxes on distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.41%
5 years	rr_AverageAnnualReturnYear05	14.56%
10 years	rr_AverageAnnualReturnYear10	6.90%
Vantagepoint 500 Stock Index Fund | Return after taxes on distributions and sale of fund shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.21%
5 years	rr_AverageAnnualReturnYear05	12.10%
10 years	rr_AverageAnnualReturnYear10	5.87%
Vantagepoint 500 Stock Index Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.69%
5 years	rr_AverageAnnualReturnYear05	15.45%
10 years	rr_AverageAnnualReturnYear10	7.67%

[1]	The Fund's transfer agent has contractually agreed to waive a portion of its fees on T Shares through April 30, 2016. The transfer agent may not terminate this contractual fee waiver prior to the end date.